Cover	Jun. 26, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2025
Entity File Number	001-41741
Entity Registrant Name	BOWEN ACQUISITION CORP
Entity Central Index Key	0001973056
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	BOWNU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BOWN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one-tenth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one-tenth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	BOWNR
Security Exchange Name	NASDAQ